8. OTHER OPERATING GAINS (LOSSES), NET (Tables)	12 Months Ended
Dec. 31, 2018
Other Operating Gains Losses Net
Schedule of Other operating gains (losses), net
Years ended December 31,	2018	2017	2016
Insurance proceeds	$—	$6,171	$—
Loss on disposal of assets	(353)	(269)	(2,565)
Other	1,096	—	—
Other operating gains (losses), net	$743	$5,902	$(2,565)